Summary of Significant Accounting Policies - Summary of Effect of Adopting IFRS 16 (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Right-of-use assets (Note 10)	₱ 15,890
Property and equipment (Notes 9 and 22)	232,134		₱ 195,964	₱ 186,907
Deferred income tax assets – net (Note 7)	23,623		27,697	30,466
Current portion of prepayments (Note 19)	11,298		8,380
TOTAL ASSETS	525,027		482,750	459,444
Liabilities:
Lease liabilities – net of current portion (Note 10)	13,100
Deferred credits and other noncurrent liabilities	4,557		5,284
Accrued expenses and other current liabilities	100,815		95,724
Current portion of lease liabilities (Note 10)	3,215
TOTAL LIABILITIES	408,737		366,084	₱ 348,261
Equity
Retained earnings (Note 20)	18,063		12,081
Noncontrolling interests (Note 6)	4,303		₱ 4,308
Increase Decrease Due To Application Of IFRS 16 [Member]
ASSETS
Right-of-use assets (Note 10)	15,890	₱ 14,226
Property and equipment (Notes 9 and 22)		(245)
Deferred income tax assets – net (Note 7)	395	172
Current portion of prepayments (Note 19)	(10)	(471)
TOTAL ASSETS	15,814	13,682
Liabilities:
Lease liabilities – net of current portion (Note 10)	13,100	12,386
Deferred credits and other noncurrent liabilities	(50)	(50)
Accrued expenses and other current liabilities	594	(577)
Current portion of lease liabilities (Note 10)	3,215	2,847
TOTAL LIABILITIES	16,859	14,606
Equity
Retained earnings (Note 20)	₱ (1,045)	₱ (924)